Short Term Borrowings (Details)	12 Months Ended
	Dec. 31, 2015 CNY (¥) item	Dec. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)
Short-term loan balance			$ 40,039,480		$ 35,953,500
Bank deposits as collateral			32,185,582		38,290,478
PRC Commercial Bank
Short-term loan balance	¥ 60,000,000		9,239,880
Long-term loan balance	¥ 290,000,000		$ 44,659,420
Term of short-term loan	12 months
Term of long-term loan	24 months
Interest rate (as a percent)	6.04%		6.04%
Short term and long term debt	¥ 350,000,000		$ 53,899,300
Agreement value of property	592,400,000		91,228,415
PRC Commercial Bank | CRIC
Short-term loan balance				¥ 220,000,000	35,953,500
Bank deposits as collateral				¥ 234,300,000	$ 38,290,478
Term of short-term loan		12 months
Interest rate (as a percent)				6.50%	6.50%
Interest expense accrued		$ 6,416
PRC Commercial Bank | Shanghai Real Estate Sales (Group) Co., Ltd..
Short-term loan balance	¥ 100,000,000		$ 15,399,800
Term of short-term loan	12 months
Number of loans | item	3
PRC Commercial Bank | Shanghai Real Estate Sales (Group) Co., Ltd.. | Short-term loan one 5.34%
Interest rate (as a percent)	5.34%		5.34%
PRC Commercial Bank | Shanghai Real Estate Sales (Group) Co., Ltd.. | Short-term loan two 5.34%
Interest rate (as a percent)	5.34%		5.34%
PRC Commercial Bank | Shanghai Real Estate Sales (Group) Co., Ltd.. | Short-term loan three 5.06%
Interest rate (as a percent)	5.06%		5.06%
PRC Commercial Bank | Shanghai CRIC Information Technology Co., Ltd
Short-term loan balance	¥ 100,000,000		$ 15,399,800
Receivable as collateral	¥ 102,727,564		$ 15,819,839
Term of short-term loan	12 months
Interest rate (as a percent)	4.65%		4.65%
Shanghai International Trust | CRIC
Long-term loan balance	¥ 182,000,000		$ 28,027,636
Bank deposits as collateral	¥ 209,000,000		$ 32,185,582
Term of long-term loan	24 months
Interest rate (as a percent)	6.95%		6.95%